Significant accounting policies - Term of leases in which the Group is engaged (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessels | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year	1 year
Vessels | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	6 years	6 years
Containers | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year	1 year
Containers | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	13 years	13 years
Buildings, vehicles and other assets | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	1 year	1 year
Buildings, vehicles and other assets | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	8 years	8 years